Provisions (Details) - Dilapidation Provision - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
As at January 1	£ 88	£ 83
Unwinding of discount	7	5
As at December 31	£ 95	£ 88